Note 2 - Allowance For Loan Losses: Troubled Debt Restructurings on Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2019
Tables/Schedules
Troubled Debt Restructurings on Financing Receivables

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	4,671	$ 12,743,094	$ 12,277,683
Real Estate Loans	12	260,332	258,509
Sales Finance Contracts	200	675,882	649,115
Total	4,883	$ 13,679,308	$ 13,185,307

The following table presents a summary of loans that were restructured during the three months ended March 31, 2018.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,857	$ 8,985,852	$ 8,667,000
Real Estate Loans	11	99,411	99,181
Sales Finance Contracts	133	366,266	350,851
Total	4,001	$ 9,451,529	$ 9,117,002

TDRs that occurred during the twelve months ended March 31, 2019 and subsequently defaulted during the three months ended March 31, 2019 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	1,618	$ 2,772,445
Real Estate Loans	-	-
Sales Finance Contracts	75	176,448
Total	1,693	$ 2,948,893

TDRs that occurred during the twelve months ended March 31, 2018 and subsequently defaulted during the three months ended March 31, 2018 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	1,359	$ 2,068,054
Real Estate Loans	-	-
Sales Finance Contracts	35	74,239
Total	1,394	$ 2,142,293